Fair Value Measurements (Details) - Level 3 - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Warrant liabilities (Note 10)	$ 515,025	$ 0
Earnout Cash liability (Note 4)	$ 25,874,896	$ 0